Loans (Tables)	12 Months Ended
Dec. 31, 2013
Loans [Abstract]
Schedule Of Loans Composition, Net Of Capitalized Origination Costs And Unearned Income

	December 31, 2013		December 31, 2012
	Amount	Percent of Total	Amount	Percent of Total
Commercial and industrial	$246,324	45.75%	$203,880	53.11%
Commercial real estate	172,711	32.08%	150,796	39.28%
Residential real estate	22,004	4.09%	24,291	6.33%
Consumer	3,191	0.59%	4,886	1.27%
Guaranteed student loans	94,028	17.46%	-	0.00%
Overdrafts	184	0.03%	28	0.01%
Loans held for investment	$538,442	100.00%	$383,881	100.00%
Allowance for loan and lease losses	(5,305)		(4,875)
Loans held for investment, net of allowance	533,137		379,006
Loans held for sale	3,363		80,867
Total loans	$536,500		$459,873

Schedule Of Loans By Regulatory Risk Ratings

	December 31, 2013
	Pass	Special Mention	Substandard	Doubtful	Total Loans
Commercial and industrial	$238,655	$1,990	$5,679	$-	$246,324
Commercial real estate	166,398	2,366	3,947	-	172,711
Residential real estate	21,014	132	858	-	22,004
Consumer	2,849	-	342	-	3,191
Guaranteed student loans	94,028	-	-	-	94,028
Overdrafts	184	-	-	-	184
Total loans	$523,128	$4,488	$10,826	$-	$538,442

	December 31, 2012
	Pass	Special Mention	Substandard	Doubtful	Total Loans
Commercial and industrial	$196,004	$4,813	$3,063	$-	$203,880
Commercial real estate	139,206	6,407	5,183	-	150,796
Residential real estate	23,282	87	922	-	24,291
Consumer	4,466	154	266	-	4,886
Overdrafts	28	-	-	-	28
Total loans	$362,986	$11,461	$9,434	$-	$383,881

Allowance For Loan And Lease Loss, By Loan Category

	December 31, 2013		December 31, 2012
Balance at beginning of period	$4,875		$4,280
Charge-offs:
Commercial and industrial	51		51
Commercial real estate	815		1,127
Residential real estate	52		-
Consumer	16		2
Guaranteed student loans	-		-
Overdrafts	9		9
Total charge-offs	943		1,189
Recoveries:
Commercial and industrial	-		-
Commercial real estate	-		20
Residential real estate	-		-
Consumer	-		3
Guaranteed student loans	-		-
Overdrafts	2		1
Total recoveries	2		24
Net charge-offs	941		1,165
Provision for loan and lease losses	1,486		1,819
Amount for unfunded commitments	(115)		(59)
Balance at end of period	$5,305	-	4,875

Allowance For Loan And Lease Loss And Individually And Collectively Evaluated For Impairment

	December 31, 2013
		Individually Evaluated	Collectively Evaluated
	Total Amount	for Impairment	for Impairment
Allowance for loan losses applicable to:
Commercial and industrial	$2,148	$292	$1,856
Commercial real estate	2,756	298	2,458
Residential real estate	194	10	184
Consumer	12	-	12
Guaranteed student loans	195	-	195
Total allowance for loan and lease losses	$5,305	$600	$4,705
Loan balances applicable to:
Commercial and industrial	$246,324	$5,526	$240,798
Commercial real estate	172,711	4,875	167,836
Residential real estate	22,004	632	21,372
Consumer	3,375	8	3,367
Guaranteed student loans	94,028	-	94,028
Total loans	$538,442	$11,041	$527,401

	December 31, 2012
		Individually Evaluated	Collectively Evaluated
	Total Amount	for Impairment	for Impairment
Allowance for loan losses applicable to:
Commercial and industrial	$1,523	$296	$1,227
Commercial real estate	3,086	782	2,304
Residential real estate	245	32	213
Consumer	21	16	5
Total allowance for loan and lease losses	$4,875	$1,126	$3,749
Loan balances applicable to:
Commercial and industrial	$203,880	$3,803	$200,077
Commercial real estate	150,796	8,590	142,206
Residential real estate	24,291	560	23,731
Consumer	4,914	72	4,842
Total loans	$383,881	$13,025	$370,856

Loans Individually Evaluated For Impairment

	December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial and industrial	$3,413	$4,484	$-	$3,342	$159
Commercial real estate	2,075	3,002	-	2,719	-
Residential real estate	444	474	-	447	8
Consumer	8	8	-	10	1
With an allowance recorded:
Commercial and industrial	2,113	2,194	292	2,220	50
Commercial real estate	2,800	3,085	298	2,934	197
Residential real estate	188	198	10	190	2
Consumer	-	-	-	-	-
Total loans individually evaluated for impairment	$11,041	$13,445	$600	$11,862	$417

	December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial and industrial	$1,202	$2,220	$-	$1,178	$48
Commercial real estate	2,897	5,029	-	3,724	115
Residential real estate	120	140	-	121	11
Consumer	2	12	-	4	1
With an allowance recorded:
Commercial and industrial	2,601	2,680	296	2,665	116
Commercial real estate	5,693	6,663	782	5,613	343
Residential real estate	440	457	32	278	8
Consumer	70	60	16	77	5
Total loans individually evaluated for impairment	$13,025	$17,261	$1,126	$13,660	$647

Activity In Accretion Of Acquired Loans

	December 31, 2013	December 31, 2012
Balance at beginning of period	$8,133	$14,007
Accretion (1)	(2,644)	(3,335)
Disposals (2)	(1,048)	(2,539)
Balance at end of period	$4,441	$8,133
_______________________
(1) Accretion amounts are reported in interest income.

(2) Disposals represent the reduction of purchase accounting adjustments due to the resolution of acquired loans at amounts less than the contractually-owed receivable. Of the 2013 amount, $85 thousand relates to loans reclassified as OREO.

Age Analysis Of Past Due Financing Receivables

	December 31, 2013
	30-89 days	90+ days	Total
	Past Due	Past Due	Past Due
Commercial and industrial	$1,034	$781	$1,815
Commercial real estate	-	17	17
Residential real estate	228	385	613
Consumer	4	-	4
Guaranteed student loans	43,875	-	43,875
Total	$45,141	$1,183	$46,324

	December 31, 2012
	30-89 days	90+ days	Total
	Past Due	Past Due	Past Due
Commercial and industrial	$1,592	$1,657	$3,249
Commercial real estate	1,762	2,256	4,018
Residential real estate	-	74	74
Consumer	3	-	3
Total	$3,357	$3,987	$7,344

Schedule Of Nonaccrual Loans And Other Real Estate Owned

	December 31, 2013	December 31, 2012
Commercial and industrial	$2,386	$1,847
Commercial real estate	883	3,148
Residential real estate	553	74
Consumer	-	-
Total nonaccrual loans	$3,822	$5,069
Other real estate owned	199	276
Total nonperforming assets	$4,021	$5,345

Performing And Nonperforming TDRs

	December 31, 2013	December 31, 2012
Performing:
Commercial and industrial	$1,030	$-
Commercial real estate	908	-
Residential real estate	-	123
Consumer	-	-
Total performing TDRs	$1,938	$123
Nonperforming:
Commercial and industrial	$1,940	$1,439
Commercial real estate	17	411
Residential real estate	120	-
Consumer	-	-
Total nonperforming TDRs	$2,077	$1,850
Total TDRs	$4,015	$1,973

Troubled Debt Restructurings

	December 31, 2013
	Number of Loans Modified	Rate Modification (1)	Term Extension and/or Other Concessions	Total
Commercial and industrial	8	$1,159	$1,812	$2,971
Commercial real estate	3	908	17	925
Residential real estate	1	-	119	119
Consumer	-	-	-	-
Total TDRs	12	$2,067	$1,948	$4,015
___________________
(1) Restructured loans that had a modification of the loan's contractual interest rate may also have had an extension of the loan's contractual maturity date.

	December 31, 2012
	Number of Loans Modified	Rate Modification (1)	Term Extension and/or Other Concessions	Total
Commercial and industrial	3	$657	$782	$1,439
Commercial real estate	7	411	-	411
Residential real estate	1	-	123	123
Consumer	-	-	-	-
Total TDRs	11	$1,068	$905	$1,973
___________________
(1) Restructured loans that had a modification of the loan's contractual interest rate may also have had an extension of the loan's contractual maturity date.